Performance Management - Calamos Antetokounmpo Sustainable Equities Fund	Apr. 15, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Bar Chart [Heading]	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]
Highest Quarterly Return:	7.84	% (3.31.24)	Lowest Quarterly Return:	-1.53	% (12.31.24)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	7.84%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(1.53%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns as of 12.31.24
Performance Table Narrative

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2024 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED 12.31.24
	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION*
Class A	2.3.23
Load Adjusted Return before taxes		8.99%	12.83%
Class C	2.3.23
Load Adjusted Return before taxes		12.54%	11.97%
Class I	2.3.23
Return before taxes		14.81%	13.12%
Return after taxes on distributions		14.71%	13.00%
Return after taxes on distributions and sale of Fund shares		8.84%	10.12%
Class R6	2.3.23
Return before taxes		14.84%	13.13%
S&P 500 Total Return Index[1]		25.02%	21.41%

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
1  Index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses. The S&P 500 Index is generally considered representative of the U.S. stock market.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED 12.31.24
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Availability Website Address [Text]	www.calamos.com
Performance Availability Phone [Text]	800.582.6959